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
                                        Supplement dated Nov. 2, 2009*
                                                                   ------------------------------------------
                                                                                  PRODUCT FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL                   NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE             S-6503 G (5/09)       S-6504 G (5/09)
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R) VARIABLE
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(R) VARIABLE
  ANNUITY
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(R) VARIABLE          S-6273 M (5/09)       S-6362 J (5/09)
  ANNUITY/ RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(R)
  VARIABLE ANNUITY
-------------------------------------------------------------------------------------------------------------


This information in this supplement updates and amends certain information contained in your current variable life insurance or variable annuity contract prospectus. Please read it carefully and keep it with your variable life insurance or variable annuity prospectus.

Effective Nov. 2, 2009 Legg Mason Partners Variable Small Cap Growth Portfolio, Class I will change its name to Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Class I.

The following information will replace the current fund description in the table under "The Variable Account and the Funds" section of the prospectus:




--------------------------------------------------------------------------------------------------------
FUND NAME             INVESTMENT OBJECTIVE                                INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------
Legg Mason            Seeks long-term growth of capital.                  Legg Mason Partners Fund
ClearBridge                                                               Advisor, LLC, adviser;
Variable Small Cap                                                        ClearBridge Advisors, LLC,
Growth Portfolio,                                                         sub-adviser.
Class I (previously
Legg Mason Partners
Variable Small Cap
Growth Portfolio,
Class I )


--------------------------------------------------------------------------------------------------------



THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
S-6503-21 A (11/09)

* Valid until next prospectus update.